       LEGG MASON
       INCOME TRUST, INC.
--------------------------------------------------------------------------------

       U.S. GOVERNMENT INTERMEDIATE
       INVESTMENT GRADE
       HIGH YIELD

                                      ANNUAL REPORT TO SHAREHOLDERS
                                      December 31, 2001
                                      Institutional Class

                                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Institutional Classes Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, and High Yield Portfolio.

  The following table summarizes key statistics for the Institutional Class of each portfolio, as of December 31, 2001:

                                                                                         Net Asset Value
                                                   SEC Yield(A)       Average Life          Per Share
                                                   ------------       ------------       ---------------
Government Intermediate                              5.75%             6.41 years            $10.32
Investment Grade                                     5.68%             9.90 years            $10.11
High Yield                                           9.20%             5.80 years            $ 9.20

  In calendar 2001, total returns for the Institutional Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +6.30%, +8.16%, and -0.06%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 3, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  PricewaterhouseCoopers LLP, Income Trust's independent accountants, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2001, are included in this report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  I am pleased to report that Mark R. Fetting is the new President of the Legg Mason Income Trust and other Legg Mason mutual funds. Mark, who has more than 23 years of investment experience, is a graduate of the University of Pennsylvania's Wharton School and received an M.B.A. with distinction from the Harvard Business School. He will join me in writing future letters to you.

                                          Sincerely,

                                          /s/ JOHN F. CURLEY, JR.

                                          John F. Curley, Jr.
                                          Chairman

February 1, 2002

---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 2001.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

Market Overview

  On the economic front, the year 2001 was dominated by the emergence of recession in most major economies, and by central bank efforts to ease monetary policy in response. The events of September 11 created additional economic disruption, but they also served to strengthen the Bush administration and lay the foundation for a substantial increase in government spending. Short-term interest rates virtually collapsed, but intermediate- and long-term rates fell hardly at all on balance, as markets in the closing months of the year began to anticipate a recovery -- and an attendant return to tighter monetary policy in the future.

  Credit spreads were volatile during the year, but little changed on balance, as aggressive monetary easing helped offset the negative effects of weaker economic growth conditions. Tough economic conditions coupled with historically wide spreads did lead to a sharp pick-up in default rates, however, and the year recorded some rather spectacular bankruptcies. Nominal mortgage-backed spreads were somewhat wider as prepayments soared, but a steeper yield curve and tighter swap and agency spreads helped option-adjusted spreads to narrow somewhat. Real yields on Treasury Inflation-Protected Securities ("TIPS") declined modestly as inflation expectations fell. Recorded inflation fell sharply in most countries, led by declining energy prices, and most commodity prices fell also. The dollar rose broadly, particularly against the yen, as U.S. monetary policy was perceived to have avoided excessive ease and as the long-term prospects for the U.S. economy remained generally bright.

U.S. Government Intermediate and Investment Grade Portfolios

  Although both portfolios benefited from holding a long duration posture throughout the year as interest rates fell, much if not all of this advantage was offset by an emphasis on longer-term maturities, which we thought were more attractive from a yield perspective and which we thought had the potential to benefit most from our expected low-inflation outlook. This effect was more pronounced on the U.S. Government Intermediate portfolio due to the fact that the bulk of the yield curve steepening for the year occurred precisely in the intermediate maturity sector. A modest overweighting to credit sectors contributed to returns since the sector in general performed well, but we were not able to avoid all of the adverse credit events which occurred during the year. Overweight mortgage exposure also contributed somewhat to returns, and our emphasis on the GNMA sector was also rewarded. TIPS exposure had little overall impact on returns, as real yields fell modestly for the period but inflation fell sharply towards the end of the period.

  The Institutional Class of the U.S. Government Intermediate produced a total return of +6.30% for the year ended December 31, 2001, versus the Lehman Intermediate Government/Credit Bond Index(A) return of +8.96%. The Institutional Class of Investment Grade generated a total return of +8.16% for the year ended December 31, 2001, versus the Lehman Aggregate Bond Index(B)return of +8.44%. (The Fund's standardized returns can be found in the Performance Information section of this report.)

High Yield Portfolio

  Despite aggressive moves by the Fed to ease monetary policy in response to deteriorating economic conditions, high yield bonds experienced yet another difficult year. Spreads were quite volatile over the course of the year and reached historically high levels in the aftermath of the events of September 11. Defaults and credit downgrades picked up over the course of the year, with the result that the poorest performing bonds left the index, making performance comparisons difficult for managers like us who continued to believe that some issues had the potential to recover over the long haul.

---------------

(A) A market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity. Source: Lipper Inc.

(B) A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Source: Lipper Inc.

  The Institutional Class of the Fund had a total return (net) of -0.06% for the year ended December 31, 2001, compared to the Lehman High Yield Composite Bond Index(C) return of +5.28%. (The Fund's standardized returns can be found in the Performance Information section of this report.)

Market Commentary and Outlook

  It does appear that we've seen the worst of the news on the U.S. economy. With help from lower short-term interest rates, modest reductions in taxes, lower energy prices and aggressive price discounting, the pace of layoffs has slackened, retail sales have held up, and the manufacturing sector shows increasing signs of having bottomed. It is too early, however, to say the economy as a whole has bottomed. The economy is still facing a variety of economic headwinds: historically high tax burdens (which are unlikely to drop soon since the impetus for fiscal stimulus has faded), high and rising unemployment, zero growth in personal income since last summer, unusually wide spreads, a strong dollar, deflated commodity prices, distressed conditions in Latin America and Japan, and an ongoing global economic slowdown. An upturn in activity is undoubtedly approaching, but at this point the evidence suggests an eventual recovery is still in the wings, unlikely to be vigorous, and more likely to be slow and protracted. Meanwhile, low-inflation monetary fundamentals remain quite solid (e.g., the dollar remains quite strong, gold prices are low and stable, and real yields are relatively high), and low inflation is likely to be reinforced in the coming year by cyclical price-cutting forces as well.

  If indeed the year ahead is characterized by very low inflation and a modest pickup in demand, then short-term interest rates could remain at current levels for quite some time -- contrary to the sharp increase projected by markets for the second half of next year. Sooner or later, a stabilization of the front end of the curve coupled with virtual price stability should provide the foundation for a decline in intermediate- and long-term yields. In light of the recent backup in yields, a moderately long duration position has become attractive from a valuation standpoint and also as a hedge against a recurrence of unexpected weakness. Term structure strategies focused on the long end of the curve and a flattening of the front end of the curve also look attractive at this time. TIPS continue to offer attractive real yields and hedging properties, and could benefit handsomely should the Fed err on the side of ease, or should the economy unexpectedly weaken. Corporate spreads remain attractive at these levels, but a cautiously optimistic approach and a higher-quality bias are still warranted given our outlook for a slow recovery and the pressure on earnings that this implies. The mortgage-backed sector looks reasonably attractive in this environment, but it should continue to be viewed as a source of funds for deployment into other sectors as opportunities arise, the outlook for growth improves, and the yield curve flattens. The high yield sector still offers very attractive spreads, but exposures should be highly diversified to minimize ongoing event risk, and cautious optimism is also warranted here as in the investment grade sectors.

                                          Western Asset Management Company

January 24, 2002
DJIA 9901.38

---------------

(C) A market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. Source: Lipper Inc.

Performance Information
Legg Mason Income Trust, Inc.

Performance Comparison of a $1,000,000 Investment as of December 31, 2001

  The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment in the Fund's Institutional Class for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Government Intermediate changed its comparative index from the Salomon Medium-Term Treasury/Government-Sponsored Index to the Lehman Intermediate Government/Credit Bond Index. Investment Grade changed its comparative index from the Salomon Broad Investment Grade Bond Index to the Lehman Aggregate Bond Index. Each Fund made these changes because the new index was closer to the Fund's investment mandate.

  The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

  THE GRAPHS AND TABLES ON PAGES 7 AND 8 DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

U.S. Government Intermediate-Term Portfolio -- Institutional Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +6.30%           +6.30%
  Five Years          +35.47%           +6.26%
  Life of Class*      +63.75%           +7.21%
  -------------------------------------------------
  * Inception date: December 1, 1994
  -------------------------------------------------

[U.S. Government Intermediate-Term chart]

                U.S. GOVERNMENT                                SALOMON SMITH
               INTERMEDIATE-TERM     LEHMAN INTERMEDIATE     BARNEY MEDIUM-TERM
                  PORTFOLIO -         GOVERNMENT/CREDIT     TREASURY/GOVERNMENT-
              INSTITUTIONAL CLASS       BOND INDEX(A)        SPONSORED INDEX(B)
              -------------------    -------------------    -------------------
12/1/94             1000000               1000000                1000000
                    1005190               1006600                1003670
                    1045430               1056700                1045410
                    1096620               1125300                1094110
                    1115960               1146900                1110550
12/31/95            1150230               1200300                1148040
                    1143110               1172200                1140610
                    1152660               1177700                1147940
                    1172050               1198500                1167680
12/31/96            1208780               1235100                1194770
                    1207800               1224500                1195160
                    1240830               1269000                1227940
                    1271410               1313500                1259580
12/31/97            1299040               1355600                1287810
                    1317990               1376200                1307840
                    1344490               1412200                1331820
                    1389370               1482100                1393320
12/31/98            1391780               1484100                1397340
                    1387890               1466300                1393810
                    1373940               1450300                1390280
                    1388530               1458100                1404830
12/31/99            1392300               1452200                1404220
                    1426830               1491200                1426120
                    1450840               1512900                1452420
                    1490000               1556300                1492380
12/31/00            1540480               1624300                1551400
                    1575330               1676200                1597740
                    1582190               1681300                1604250
                    1649570               1761400                1684610
12/31/01            1637480               1762400                1682140

Investment Grade Income Portfolio -- Institutional Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +8.16%           +8.16%
  Five Years          +41.04%           +7.12%
  Life of Class*      +50.04%           +6.95%
  -------------------------------------------------
  * Inception date: December 1, 1995
  -------------------------------------------------

[Investment Grade Income Chart]

                                                                SALOMON SMITH
                 INVESTMENT GRADE                                BARNEY BROAD
                INCOME PORTFOLIO -      LEHMAN AGGREGATE       INVESTMENT GRADE
               INSTITUTIONAL CLASS       BOND INDEX(C)          BOND INDEX(D)
               -------------------      ----------------       --------------
12/1/95          1000000.00                1000000.00             1000000.00
12/31/95         1014220.00                1014000.00             1013810.00
                  999934.00                 996100.00              996098.00
                 1004200.00                1001700.00             1000990.00
                 1026950.00                1020200.00             1019700.00
12/31/96         1063760.00                1050800.00             1050490.00
                 1060180.00                1045000.00             1045070.00
                 1104520.00                1083400.00             1082720.00
                 1146710.00                1119300.00             1118720.00
12/31/97         1180240.00                1152300.00             1151730.00
                 1199600.00                1170200.00             1170290.00
                 1222200.00                1197600.00             1197350.00
                 1251810.00                1248200.00             1247000.00
12/31/98         1269590.00                1252400.00             1252090.00
                 1253790.00                1246200.00             1246320.00
                 1243630.00                1235200.00             1234750.00
                 1254520.00                1243600.00             1243670.00
12/31/99         1265380.00                1242100.00             1241680.00
                 1294720.00                1269500.00             1268870.00
                 1300890.00                1291600.00             1290400.00
                 1341390.00                1330600.00             1329750.00
12/31/00         1387190.00                1386500.00             1385620.00
                 1432610.00                1428600.00             1428360.00
                 1453760.00                1436700.00             1435700.00
                 1501340.00                1502900.00             1503390.00
12/31/01         1500370.00                1503600.00             1503660.00

High Yield Portfolio -- Institutional Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             -0.06%           -0.60%
  Three Years          -8.47%           -2.91%
  Life of Class*      -14.79%           -4.28%
  -------------------------------------------------
  * Inception date: May 5, 1998
  -------------------------------------------------

High Yield graph

             HIGH YIELD PORTFOLIO -         LEHMAN HIGH YIELD
               INSTITUTIONAL CLASS       COMPOSITE BOND INDEX(E)
             ----------------------      -----------------------
4/30/98          1000000.00                    1000000.00
                 1026430.00                    1007100.00
                  930176.00                     961300.00
12/31/98          930903.00                     981700.00
                 1035270.00                     999900.00
                 1010780.00                    1003300.00
                  941175.00                     989000.00
12/31/99         1014840.00                    1005200.00
                  994652.00                     981700.00
                  984731.00                     993000.00
                  949633.00                     998600.00
12/31/00          852607.00                     946300.00
                  877924.00                    1006500.00
                  955416.00                     983400.00
                  813346.00                     941800.00
12/31/01          852086.00                     996200.00

---------------

(A) The Lehman Intermediate Government/Credit Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity. Index returns are for periods beginning November 30, 1994.

(B) The Salomon Smith Barney Medium-Term Treasury/Government-Sponsored Index is an all-inclusive universe of institutionally traded U.S. Treasury and government-sponsored securities. The Index is market-capitalization weighted and includes fixed rate bonds with maturities between 1 and 10 years. Index returns are for periods beginning November 30, 1994.

(C) The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to maturity. Index returns are for periods beginning November 30, 1995.

(D) The Salomon Smith Barney Broad Investment Grade Bond Index is a market-weighted index that contains approximately 4,700 individually priced investment grade bonds rated BBB or better. The Index includes U.S. Treasury/agency issues, mortgage pass-through securities and corporate issues. Index returns are for periods beginning November 30, 1995.

(E) The Lehman High Yield Composite Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of noninvestment grade, fixed rate, publicly placed, dollar-denominated, and nonconvertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning April 30, 1998.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                      Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------------
Long-Term Investments -- 80.1%
U.S. Government and Agency Obligations -- 22.5%
  Fixed-Rate Securities -- 18.4%
  Fannie Mae                                         6.2500%          2/1/11           $  8,900        $  9,040
  Freddie Mac                                        5.0000%         5/15/04             11,000          11,330
  Freddie Mac                                        6.8750%         9/15/10              2,928           3,160
  Freddie Mac                                        5.6250%         3/15/11              2,080           2,062
  Freddie Mac                                        5.8750%         3/21/11              9,722           9,608
  United States Treasury Bonds                       5.7500%         8/15/10              3,560           3,734
  United States Treasury Bonds                       5.0000%         8/15/11              1,880           1,874
  United States Treasury Bonds                       8.0000%         11/15/21             7,670           9,710
  United States Treasury Bonds                       6.2500%         5/15/30                290             314
  United States Treasury Notes                       5.7500%         11/15/05             5,230           5,523
  United States Treasury Notes                       5.2500%         11/15/28               160             150
                                                                                                       --------
                                                                                                         56,505
                                                                                                       --------
  Indexed Securities -- 4.1%
  United States Treasury Inflation-Indexed
    Security                                         3.8750%         4/15/29             11,890          12,663(F)
                                                                                                       --------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $69,607)                                                                                       69,168
---------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 44.0%
  Fixed-Rate Securities -- 43.3%
  Fannie Mae                                         8.5000%     6/1/10 to 8/1/11           644             684
  Fannie Mae                                         6.5000%    11/1/10 to 10/1/31       79,575          79,815
  Fannie Mae                                        12.5000%    11/1/12 to 4/1/18           640             762
  Fannie Mae                                         7.0000%     1/1/13 to 9/1/31         5,231           5,347
  Fannie Mae                                         9.5000%          7/1/14                303             326
  Fannie Mae                                        11.0000%         12/1/15                250             279
  Fannie Mae                                         9.0000%         11/1/21                694             751
  Fannie Mae                                         6.0000%         11/1/27                  7               7
  Freddie Mac                                        8.2500%          2/1/08                 93              98
  Freddie Mac                                        8.5000%    12/1/08 to 6/1/21           595             638
  Freddie Mac                                        9.7500%    11/1/09 to 11/1/14          158             171
  Freddie Mac                                        9.0000%     1/1/17 to 1/1/21           900             971
  Freddie Mac                                        7.0000%         1/25/21                601             622
  Freddie Mac                                        6.5000%          4/1/29             24,774          24,843
  Freddie Mac                                        8.0000%          2/1/31              2,563           2,688
  Freddie Mac                                        6.5000%         12/31/31             5,000           5,006(E)
  Government National Mortgage Association           9.0000%    7/15/04 to 9/15/22        1,507           1,613
  Government National Mortgage Association           6.0000%    5/15/14 to 2/15/29        4,697           4,624
  Government National Mortgage Association           6.5000%   9/15/31 to 11/15/31        3,894           3,907
                                                                                                       --------
                                                                                                        133,152
                                                                                                       --------

                                                      Rate        Maturity Date          Par            Value
---------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
  Fixed-Rate Securities -- Continued
  Indexed Securities(C) -- 0.7%
  Government National Mortgage Association           6.5625%         6/16/26           $ 11,097        $  1,107
  Government National Mortgage Association           6.6125%         8/16/26             10,610           1,089
                                                                                                       --------
                                                                                                          2,196
                                                                                                       --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $133,360)                                                              135,348
---------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 3.7%
  Banking and Finance -- 1.7%
  Ford Motor Credit Company                          7.3750%          2/1/11              4,260           4,204
  General Motors Acceptance Corporation              2.9313%         1/17/03              1,000             992(C)
                                                                                                       --------
                                                                                                          5,196
                                                                                                       --------
  Environmental Services -- 1.5%
  Waste Management, Inc.                             7.0000%         10/15/06             1,950           2,023
  Waste Management, Inc.                             7.3750%          8/1/10              2,750           2,827
                                                                                                       --------
                                                                                                          4,850
                                                                                                       --------
  Telecommunications -- 0.5%
  SBC Communications Inc.                            5.7500%          5/2/06              1,500           1,535
                                                                                                       --------
Total Corporate Bonds and Notes (Identified
  Cost -- $11,243)                                                                                       11,581
---------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 5.4%
  Fixed-Rate Securities -- 5.0%
  Blackrock Capital Finance L.P. 1997-R3             7.2200%         11/25/28             2,057           2,111
  Conseco Finance Securitizations Corp. 2001-B       6.0030%         6/15/32              5,000           5,140
  Conseco Finance Securitizations Corp. 2001-1       6.9900%          7/1/32              5,600           5,471
  Green Tree Financial Corporation
    Series H 1998-6                                  6.2700%          7/1/21              2,600           2,660
  Long Beach Asset Holdings Corporation
    NIM Trust 2000-2                                 8.2500%         9/21/07                180             179(B)
                                                                                                       --------
                                                                                                         15,561
                                                                                                       --------
  Indexed Securities(C) -- 0.1%
  SLM Student Loan Trust 1998-2                      3.6925%         4/25/07                229             230
                                                                                                       --------
  Stripped Securities -- 0.3%
  New South Home Equity Trust 2001-1                 5.4900%         3/25/03             14,000             873(H1)
                                                                                                       --------
Total Asset-Backed Securities
  (Identified Cost -- $16,219)                                                                           16,664
---------------------------------------------------------------------------------------------------------------

                                                      Rate        Maturity Date       Par/Shares        Value
---------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.9%
  Fixed-Rate Securities -- 2.9%
  Criimi Mae Commercial Mortgage Trust 1998-C1       7.0000%          6/2/33           $  1,600        $  1,656(B)
  J.P. Morgan Commercial Mortgage Finance
    Corporation 1999-C8                              7.4000%         7/15/31              1,600           1,718
  Ocwen Residential MBS Corporation 1998-R2          6.7500%         11/25/34             1,500           1,519(B)
  Washington Mutual Mortgage Securities Corp.
    2001-2                                           6.0350%         4/25/31              3,931           3,976
                                                                                                       --------
Total Mortgage-Backed Securities (Identified
  Cost -- $8,478)                                                                                         8,869
---------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 1.2%
  Foreign Governments -- 1.0%
  United Mexican States                              8.3750%         1/14/11                440             456
  United Mexican States                             11.5000%         5/15/26              2,210           2,812
                                                                                                       --------
                                                                                                          3,268
                                                                                                       --------
  Telecommunications -- 0.2%
  France Telecom SA                                  8.5000%          3/1/31                480             547(B)
                                                                                                       --------
Total Yankee Bonds (Identified Cost -- $3,522)                                                            3,815
---------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.4%
  Home Ownership Funding Corporation                13.3310%                                  1shs          340(B,G)
  Home Ownership Funding Corporation II             13.3380%                                  1             953(B,G)
                                                                                                       --------
Total Preferred Stocks (Identified Cost -- $1,537)                                                        1,293
                                                                                                       --------
Total Long-Term Securities (Identified
  Cost -- $243,966)                                                                                     246,738
---------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 20.5%
Corporate Bonds and Notes -- 2.7%
  AT&T Corp.                                         3.3250%          8/6/02              2,000           2,000(B)
  Raytheon Company                                   6.4500%         8/15/02              3,474           3,544
  TRW Inc.                                           2.3300%         3/25/02              2,580           2,577(C)
                                                                                                       --------
                                                                                                          8,121
                                                                                                       --------
U.S. Government and Agency Obligations -- 0.3%
  Fannie Mae                                         0.0000%         2/21/02              1,000             995(D,I)
                                                                                                       --------
U.S. Government Agency Mortgage-Backed Securities -- N.M.
  Freddie Mac                                        9.0000%          2/1/02                  1               1
                                                                                                       --------
Repurchase Agreements -- 17.5%
  Lehman Brothers, Inc. 1.55%, dated 12/31/01, to
    be repurchased at $23,889 on 1/2/02
    (Collateral: $23,887 Resolution Funding Corp.
    principal-only security, 0%, due 1/15/21,
    value $24,365)                                                                       23,887          23,887

                                                                                         Par            Value
---------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc.
    1.75%, dated 12/31/01, to be repurchased at
    $30,003 on 1/2/02 (Collateral: $30,000
    Resolution Funding Corp. principal-only
    security, 0%, due 1/15/21, value $30,600)                                          $ 30,000        $ 30,000
                                                                                                       --------
                                                                                                         53,887
                                                                                                       --------
Total Short-Term Securities (Identified Cost -- $62,943)                                                 63,004
---------------------------------------------------------------------------------------------------------------
Total Investments -- 100.6% (Identified Cost -- $306,909)                                               309,742
Other Assets Less Liabilities -- (0.6)%                                                                  (1,924)
                                                                                                       --------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  29,135 Primary Class shares outstanding                                              $312,463
     700 Institutional Class shares outstanding                                           7,190
Undistributed net investment income                                                          46
Accumulated net realized gain/(loss) on investments, options and futures                (14,609)
Unrealized appreciation/(depreciation) of investments, options and futures                2,728
                                                                                       --------

NET ASSETS -- 100.0%                                                                                   $307,818
                                                                                                       ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                          $10.32
                                                                                                       ========
  INSTITUTIONAL CLASS                                                                                    $10.32
                                                                                                       ========
---------------------------------------------------------------------------------------------------------------

                            Expiration   Actual     Appreciation/
                               Date     Contracts   (Depreciation)
------------------------------------------------------------------
Futures Contracts Purchased(J)
U.S. Treasury Note Futures  March 2002     131           $ 17
U.S. Treasury Bond Futures  March 2002      86            (66)
                                                         ----
                                                         $(49)
                                                         ----
Futures Contracts Written(J)
Eurodollar Futures          June 2002       50           $ (3)
U.S. Treasury Note Futures  March 2002     156            (53)
                                                         ----
                                                         $(56)
                                                         ----
------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.4% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
    (CPI), or the One-Year Treasury Constant Maturity Rate. The rates are as of December 31, 2001.

(D) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(I) Collateral to cover futures contracts.

(J) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 83.4%
Corporate Bonds and Notes -- 30.2%
  Aerospace/Defense -- 1.4%
  Raytheon Company                                     6.400%         12/15/18         $  3,000      $  2,768
  Systems 2001 Asset Trust                             6.664%         9/15/13               901           926(B)
                                                                                                     --------
                                                                                                        3,694
                                                                                                     --------
  Auto Parts and Equipment -- 0.3%
  American Axle & Manufacturing Inc.                   9.750%          3/1/09                50            51
  Lear Corporation                                     7.960%         5/15/05               270           273
  Visteon Corporation                                  8.250%          8/1/10               430           445
                                                                                                     --------
                                                                                                          769
                                                                                                     --------
  Automotive -- 0.4%
  Ford Motor Company                                   8.900%         1/15/32               370           397
  Ford Motor Company                                   7.700%         5/15/97               630           565
                                                                                                     --------
                                                                                                          962
                                                                                                     --------
  Banking and Finance -- 4.6%
  Associates Corporation of North America              8.150%          8/1/09               775           865
  Capital One Bank                                     6.500%         7/30/04               510           514
  Credit Suisse First Boston USA                       5.875%          8/1/06             1,500         1,526
  Dresdner Funding Trust I                             8.151%         6/30/31               200           214(B)
  Ford Motor Credit Company                            7.600%          8/1/05               250           257
  Ford Motor Credit Company                            5.800%         1/12/09             2,500         2,266
  General Motors Acceptance Corporation                7.250%          3/2/11               160           161
  General Motors Acceptance Corporation                0.000%         6/15/15             2,700           967(D)
  IBJ Preferred Capital Corp. LLC                      8.790%         12/29/49            1,560         1,165(B,G)
  SB Treasury Company LLC                              9.400%         12/29/49              840           806(B,G)
  The Sanwa Bank, Ltd., New York                       7.400%         6/15/11               500           439
  Transamerica Finance Corporation                     5.750%         1/28/04             2,000         2,071
  UBS Preferred Funding Trust I                        8.622%         10/1/99               400           446(G)
                                                                                                     --------
                                                                                                       11,697
                                                                                                     --------
  Building Materials -- 0.1%
  American Standard Cos., Inc.                         8.250%          6/1/09                37            38
  American Standard Cos., Inc.                         7.625%         2/15/10                 5             5
  Nortek, Inc.                                         8.875%          8/1/08               100            99
                                                                                                     --------
                                                                                                          142
                                                                                                     --------
  Cable -- 0.3%
  Cablevision Systems New York Group                   8.125%         8/15/09               230           237
  Century Communications Corp.                         8.875%         1/15/07                39            37
  Charter Communications Holdings, LLC                 8.625%          4/1/09               150           143
  TCI Communications, Inc.                             6.375%          5/1/03               240           249
  Tele-Communications, Inc.                            7.125%         2/15/28               180           177
                                                                                                     --------
                                                                                                          843
                                                                                                     --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Chemicals -- 0.1%
  Lyondell Chemical Company                            9.875%          5/1/07          $     30      $     30
  The Dow Chemical Company                             7.375%         11/1/29               290           316
                                                                                                     --------
                                                                                                          346
                                                                                                     --------
  Consumer Products -- 0.2%
  Unilever Capital Corporation                         7.125%         11/1/10               480           519
                                                                                                     --------
  Diversified Services -- 0.2%
  Gemstone Investors Limited                           7.710%         10/31/04              440           428(B)
                                                                                                     --------
  Electric -- 2.4%
  Cleveland Electric Illuminating Company              7.880%         11/1/17               850           890
  CMS Energy Corporation                               7.500%         1/15/09               100            95
  Exelon Corporation                                   6.750%          5/1/11             2,000         2,005
  Mirant Americas Generation LLC                       8.300%          5/1/11               800           740
  Niagara Mohawk Power Corporation                     7.750%         10/1/08             1,010         1,073
  Niagara Mohawk Power Corporation                     0.000%          7/1/10               720           674(G)
  System Energy Resources, Inc.                        7.430%         1/15/11               610           629
                                                                                                     --------
                                                                                                        6,106
                                                                                                     --------
  Electronics -- 0.8%
  Midwest Generation LLC                               8.560%          1/2/16             2,000         1,984
                                                                                                     --------
  Energy -- 1.4%
  Calpine Corporation                                  4.000%         12/26/06            1,520         1,765(B,L)
  Calpine Corporation                                  7.750%         4/15/09                49            43
  Calpine Corporation                                  8.500%         2/15/11             1,120         1,003
  FirstEnergy Corp.                                    6.450%         11/15/11              310           303
  FirstEnergy Corp.                                    7.375%         11/15/31              290           283
  The AES Corporation                                  9.500%          6/1/09               360           306
                                                                                                     --------
                                                                                                        3,703
                                                                                                     --------
  Entertainment -- 0.6%
  The Walt Disney Company                              5.620%         12/1/08             1,550         1,461
                                                                                                     --------
  Environmental Services -- 1.6%
  Republic Services, Inc.                              6.750%         8/15/11             2,340         2,343
  Safety-Kleen Corp.                                   9.250%         5/15/09               122         0.012(H)
  Waste Management, Inc.                               7.375%         5/15/29             1,700         1,661
                                                                                                     --------
                                                                                                        4,004
                                                                                                     --------
  Food, Beverage and Tobacco -- 3.3%
  Nabisco Incorporated                                 7.050%         7/15/07             3,100         3,270
  Philip Morris Companies Inc.                         7.750%         1/15/27             1,165         1,204
  R.J. Reynolds Tobacco Holdings, Inc.                 7.750%         5/15/06             1,280         1,335

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Food, Beverage and Tobacco -- Continued
  R.J. Reynolds Tobacco Holdings, Inc.                 7.875%         5/15/09          $    860      $    870
  The Pepsi Bottling Group Incorporated                7.000%          3/1/29             1,800         1,908
                                                                                                     --------
                                                                                                        8,587
                                                                                                     --------
  Gaming -- 0.1%
  Horseshoe Gaming Holding Corp.                       8.625%         5/15/09                69            71
  International Game Technology                        8.375%         5/15/09                70            74
                                                                                                     --------
                                                                                                          145
                                                                                                     --------
  Gas and Pipeline Utilities -- 2.1%
  CMS Panhandle Holding Company                        6.125%         3/15/04               400           404
  The Williams Companies, Inc.                         7.625%         7/15/19             2,000         1,977
  Union Oil Company of California                      7.350%         6/15/09             3,000         3,141
                                                                                                     --------
                                                                                                        5,522
                                                                                                     --------
  Health Care -- 1.6%
  Bristol-Myers Squibb Company                         5.750%         10/1/11             2,100         2,071
  HEALTHSOUTH Corporation                              8.375%         10/1/11             2,000         2,055(B)
                                                                                                     --------
                                                                                                        4,126
                                                                                                     --------
  Insurance -- 1.6%
  Ace Capital Trust II                                 9.700%          4/1/30             2,100         2,386
  Loews Corporation                                    7.625%          6/1/23             1,000           979
  Loews Corporation                                    7.000%         10/15/23            1,000           925
                                                                                                     --------
                                                                                                        4,290
                                                                                                     --------
  Machinery (Diversified) -- N.M.
  Terex Corporation                                    8.875%          4/1/08               132           130
                                                                                                     --------
  Media -- 0.9%
  EchoStar DBS Corporation                             9.375%          2/1/09                29            30
  News America Holdings Incorporated                   8.875%         4/26/23               500           549
  News America Holdings Incorporated                   7.750%          2/1/24                80            79
  News America Holdings Incorporated                   8.250%         10/17/96              200           193
  News America Incorporated                            7.625%         11/30/28            1,410         1,366
                                                                                                     --------
                                                                                                        2,217
                                                                                                     --------
  Oil and Gas -- 1.4%
  Burlington Resources Finance Company                 6.500%         12/1/11               490           478(B)
  Conoco Funding Company                               6.350%         10/15/11            1,010         1,023
  El Paso Corporation                                  7.800%          8/1/31             2,000         1,983
                                                                                                     --------
                                                                                                        3,484
                                                                                                     --------
  Real Estate -- 0.1%
  Socgen Real Estate Co. LLC                           7.640%         12/29/49              180           186(B,G)
                                                                                                     --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
Retail -- 0.1%
  Wal-Mart Stores, Inc.                                7.550%         2/15/30          $    200      $    231
                                                                                                     --------
  Telecommunications -- 3.7%
  AT&T Corp.                                           6.000%         3/15/09             1,860         1,769
  AT&T Wireless Services Inc.                          7.350%          3/1/06             1,500         1,583
  GTE Corporation                                      6.940%         4/15/28             1,700         1,703
  Sprint Capital Corporation                           6.900%          5/1/19             1,080         1,010
  TCI Communications Financing III                     9.650%         3/31/27             1,650         1,834
  WorldCom, Inc.                                       7.500%         5/15/11             1,500         1,536
                                                                                                     --------
                                                                                                        9,435
                                                                                                     --------
  Transportation -- 0.2%
  Consolidated Rail Corporation                        7.875%         5/15/43               600           619
                                                                                                     --------
  Utilities -- 0.7%
  Entergy Gulf States, Inc.                            8.250%          4/1/04             1,800         1,931
                                                                                                     --------
Total Corporate Bonds and Notes (Identified
  Cost -- $75,876)                                                                                     77,561
-------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- N.M.
  Indexed Securities(C) -- N.M.
  SLM Student Loan Trust 1997-2                        3.553%         10/25/05               65            65
                                                                                                     --------
Total Asset-Backed Securities (Identified
  Cost -- $65)                                                                                             65
-------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.0%
  Fixed-Rate Securities -- 1.9%
  Asset Securitization Corporation 1996-D2             6.920%         2/14/29             1,037         1,091
  CAPCO America Securitization Corporation 1998-D7     6.260%         9/15/08               800           817
  Nomura Asset Securities Corporation 1998-D6          6.590%         3/15/30             2,000         2,084
  Nomura Asset Securities Corporation 1996-MD5         7.120%         4/13/39               680           722
  PSB Financial Corporation II A                      11.050%         12/1/15               185           190
                                                                                                     --------
                                                                                                        4,904
                                                                                                     --------
  Stripped Securities -- 0.1%
  Prudential Mortgage Capital Funding, LLC 2001-X2     0.470%          5/1/34             9,034           314(K1)
                                                                                                     --------
  Variable-Rate Securities(I) -- N.M.
  Resolution Trust Corporation A1                      7.190%         4/25/28                59            60(B)
                                                                                                     --------
Total Mortgage-Backed Securities (Identified
  Cost -- $4,998)                                                                                       5,278
-------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 12.7%
  Fixed-Rate Securities -- 7.7%
  Fannie Mae                                           7.000%         7/15/05               860           932
  Fannie Mae                                           6.000%         5/15/11               700           712

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- Continued
  Fannie Mae                                           5.375%         11/15/11         $    300      $    291
  Federal Home Loan Bank                               3.625%         10/15/04            1,060         1,054
  Freddie Mac                                          5.625%         3/15/11               120           119
  Freddie Mac                                          5.875%         3/21/11             6,626         6,548
  Freddie Mac                                          5.500%         9/15/11               183           179
  Freddie Mac                                          6.750%         9/15/29               310           329
  Tennessee Valley Authority                           5.375%         11/13/08              150           150
  Tennessee Valley Authority                           6.750%         11/1/25               310           330
  United States Treasury Bonds                         5.750%         8/15/10                30            31
  United States Treasury Bonds                         6.125%         8/15/29             1,630         1,725
  United States Treasury Bonds                         6.250%         5/15/30             2,940         3,182
  United States Treasury Notes                         4.625%         5/15/06               340           345
  United States Treasury Notes                         5.000%         8/15/11             3,655         3,644
  United States Treasury Notes                         6.500%         2/15/10               220           241
                                                                                                     --------
                                                                                                       19,812
                                                                                                     --------
  Indexed Securities -- 5.0%
  United States Treasury Inflation-Indexed Security    3.625%         1/15/08             4,576         4,624(F)
  United States Treasury Inflation-Indexed Security    3.625%         4/15/28             6,218         6,341(F)
  United States Treasury Inflation-Indexed Security    3.875%         4/15/29             1,643         1,750(F)
                                                                                                     --------
                                                                                                       12,715
                                                                                                     --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $32,309)                                                                         32,527
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 23.2%
  Fixed-Rate Securities -- 23.1%
  Fannie Mae                                           8.000%    4/25/06 to 6/1/15          647           677
  Fannie Mae                                           6.000%     9/1/25 to 8/1/31       18,564        18,159
  Fannie Mae                                           7.500%          7/1/31               160           165
  Fannie Mae                                           6.000%         12/31/31              200           195(E)
  Freddie Mac                                          8.500%    2/1/04 to 11/1/09          131           139
  Freddie Mac                                          8.750%          1/1/08               156           166
  Freddie Mac                                          6.000%          2/1/14             1,467         1,475
  Freddie Mac                                          7.500%     6/1/24 to 9/1/24          752           782
  Freddie Mac                                          7.000%     8/1/24 to 4/1/29        4,411         4,523
  Freddie Mac                                          8.000%          7/1/26               420           441
  Freddie Mac                                          6.500%         12/1/31             1,600         1,602(E)
  Government National Mortgage Association             6.000%    4/15/14 to 3/15/29       2,620         2,596
  Government National Mortgage Association             9.000%    7/15/16 to 6/15/17         350           382
  Government National Mortgage Association             7.000%    2/15/23 to 3/15/31       4,902         5,035
  Government National Mortgage Association             7.500%    2/15/23 to 6/15/31       6,788         7,041
  Government National Mortgage Association             8.000%         10/15/30            1,939         2,030
  Government National Mortgage Association             6.500%    4/15/31 to 8/15/31      13,723        13,770
  Government National Mortgage Association             6.000%         12/31/31              200           196(E)
                                                                                                     --------
                                                                                                       59,374
                                                                                                     --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
  Fixed-Rate Securities -- Continued
  Indexed Securities(C) -- 0.1%
  Freddie Mac                                          6.705%          9/1/24          $    254      $    256
                                                                                                     --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $58,905)                                                              59,630
-------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 15.3%
  Automotive -- 0.4%
  General Motors Nova Scotia Finance                   6.850%         10/15/08            1,160         1,154
                                                                                                     --------
  Banking and Finance -- 3.7%
  Korea Development Bank                               6.750%         12/1/05             1,020         1,037
  PDVSA Finance Ltd.                                   8.500%         11/16/12            1,910         1,738
  PDVSA Finance Ltd. 1999 - I                          9.750%         2/15/10             4,000         4,196
  PDVSA Finance Ltd. 1999 - K                          9.950%         2/15/20               800           810
  Royal Bank of Scotland Group plc                     8.817%         3/31/49             1,500         1,626
                                                                                                     --------
                                                                                                        9,407
                                                                                                     --------
  Chemicals -- N.M.
  Avecia Group plc                                    11.000%          7/1/09               129           123
                                                                                                     --------
  Foreign Governments -- 4.9%
  Federative Republic of Brazil                        8.000%         4/15/14             4,421         3,365
  Province of Manitoba                                 9.500%         9/15/18             1,080         1,445
  Republic of Colombia                                11.750%         2/25/20               560           563
  Republic of Panama                                   4.625%         7/17/16               641           522(C)
  Republic of Panama                                  10.750%         5/15/20               130           139
  Republic of Peru                                     3.750%          3/7/17               860           612(G)
  Republic of Peru                                     4.500%          3/7/17               320           246(B,G)
  Republic of the Philippines                          9.875%         1/15/19               450           425
  Republic of the Philippines                          9.500%         10/21/24              250           260
  United Mexican States                                8.375%         1/14/11             1,200         1,242
  United Mexican States                               11.500%         5/15/26             2,840         3,614
                                                                                                     --------
                                                                                                       12,433
                                                                                                     --------
  Oil and Gas -- 1.2%
  Petroliam Nasional Berhad                            7.625%         10/15/26              450           419(B)
  YPF Sociedad Anonima                                10.000%         11/2/28             3,500         2,695
                                                                                                     --------
                                                                                                        3,114
                                                                                                     --------
  Steel (Producers) -- 1.2%
  Pohang Iron & Steel Co., Ltd.                        7.375%         5/15/05             3,000         3,157
                                                                                                     --------
  Telecommunications -- 2.2%
  British Telecommunications plc                       8.375%         12/15/10              900           994
  British Telecommunications plc                       8.875%         12/15/30              420           482
  France Telecom SA                                    7.750%          3/1/11               700           750(B)

                                                       Rate        Maturity Date         Par          Value
-------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  France Telecom SA                                    8.500%          3/1/31          $    340      $    387(B)
  Telefonica de Argentina S.A.                        11.875%         11/1/04             4,000         3,000
                                                                                                     --------
                                                                                                        5,613
                                                                                                     --------
  Transportation -- 1.0%
  C P Railway Limited                                  7.125%         10/15/31            2,500         2,486
                                                                                                     --------
  Utilities -- 0.7%
  Tata Electric Company                                8.500%         8/19/17             2,000         1,755(B)
                                                                                                     --------
Total Yankee Bonds (Identified Cost -- $40,351)                                                        39,242
                                                                                                     --------
Total Long-Term Securities (Identified
  Cost -- $212,504)                                                                                   214,303
-------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 16.1%
Corporate Bonds and Notes -- 0.2%
  Niagara Mohawk Power Corporation                     7.250%         10/1/02               476           490
                                                                                                     --------
U.S. Government and Agency Obligations -- 8.0%
  Fannie Mae                                           0.000%          1/2/02            10,000        10,000(D)
  Fannie Mae                                           0.000%         2/21/02               500           497(D,J)
  Freddie Mac                                          0.000%          1/2/02            10,000        10,000(D)
                                                                                                     --------
                                                                                                       20,497
                                                                                                     --------
Yankee Bonds(A) -- 0.1%
  YPF Sociedad Anonima                                 7.500%         10/26/02              222           214
                                                                                                     --------
Repurchase Agreements -- 7.8%
  Lehman Brothers, Inc.
    1.55%, dated 12/31/01, to be repurchased at
    $10,035 on 1/2/02 (Collateral: $34,550
    Resolution Funding Corp. principal-only
    security, 0%, due 1/15/21, value $10,235)                                            10,034        10,034

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                                         Par          Value
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
  Merrill Lynch Government Securities, Inc.
    1.75%, dated 12/31/01, to be repurchased at $10,001 on 1/2/02
    (Collateral: $34,430 Resolution Funding Corp. principal-only
security, 0%, due 1/15/21, value $13,609)                                              $ 10,000      $ 10,000
                                                                                                     --------
                                                                                                       20,034
                                                                                                     --------
Total Short-Term Securities (Identified
  Cost -- $41,229)                                                                                     41,235
-------------------------------------------------------------------------------------------------------------
Total Investments -- 99.5% (Identified Cost -- $253,733)                                              255,538
Other Assets Less Liabilities -- 0.5%                                                                   1,184
                                                                                                     --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  25,273 Primary Class shares outstanding                                              $261,266
     141 Institutional Class shares outstanding                                           1,415
Undistributed net investment income                                                          75
Accumulated net realized gain/(loss) on investments, options and futures                 (7,811)
Unrealized appreciation/(depreciation) of investments, options and futures                1,777
                                                                                       --------

NET ASSETS -- 100.0%                                                                                 $256,722
                                                                                                     ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                        $10.10
                                                                                                     ========
  INSTITUTIONAL CLASS                                                                                  $10.11
                                                                                                     ========
-------------------------------------------------------------------------------------------------------------

                            Expiration   Actual     Appreciation/
                               Date     Contracts   (Depreciation)
------------------------------------------------------------------
Futures Contracts Purchased(M)
U.S. Treasury Note Futures  March 02        32          $ (26)
U.S. Treasury Note Futures  March 02        15             (3)
                                                        -----
                                                        $ (29)
                                                        -----
Futures Contracts Written(M)
U.S. Treasury Note Futures  March 02       133          $   1
                                                        -----
------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.3% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
    (CPI), or the One-Year Treasury Constant Maturity Rate. The rates are as of December 31, 2001.

(D) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Bond is in default at December 31, 2001.

(I) The coupon rates shown on variable rate securities are the rates at December 31, 2001. These rates vary with the weighted average coupon of the underlying loans.

(J) Collateral to cover futures contracts.

(K) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(L) Convertible bond -- Bond may be converted into common stock of the company.

(M) Futures are described in more detail in the notes to financial statements.

N.M. --  Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

High Yield Portfolio

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 92.8%
Corporate Bonds and Notes -- 76.6%
  Advertising -- 0.2%
  Next Generation Network, Inc.                        14.000%         2/1/03              $8,649         $    443(F)
                                                                                                          --------
  Animal Hospitals -- 0.7%
  Vicar Operating, Inc.                                 9.875%        12/1/09               1,353            1,380(B)
                                                                                                          --------
  Apparel -- 0.5%
  Levi Strauss & Co.                                    6.800%        11/1/03               1,251            1,101
                                                                                                          --------
  Auto Parts and Equipment -- 0.5%
  American Axle & Manufacturing Inc.                    9.750%         3/1/09               1,000            1,025
                                                                                                          --------
  Automotive -- 0.7%
  Collins & Aikman Products Company                    10.750%        12/31/11              1,440            1,451(B)
                                                                                                          --------
  Banking and Finance -- 3.5%
  Alamosa Delaware Incorporated                        13.625%        8/15/11               2,040            2,142
  Armkel Finance, Inc.                                  9.500%        8/15/09               1,380            1,442(B)
  Golden State Holdings                                 7.125%         8/1/05                 825              822
  Terra Capital Inc.                                   12.875%        10/15/08              2,030            2,010(B)
  The FINOVA Group Inc.                                 7.500%        11/15/09              1,640              689
                                                                                                          --------
                                                                                                             7,105
                                                                                                          --------
  Building Materials -- 0.9%
  Nortek, Inc.                                          8.875%         8/1/08               1,777            1,759
                                                                                                          --------
  Cable -- 7.3%
  Adelphia Communications Corporation                  10.250%        11/1/06               1,601            1,633
  Adelphia Communications Corporation                  10.875%        10/1/10                 202              204
  Adelphia Communications Corporation                  10.250%        6/15/11                 900              891
  Century Communications Corp.                          9.750%        2/15/02                 300              300
  Century Communications Corp.                          8.875%        1/15/07                 190              182
  Charter Communications Holdings, LLC                  8.625%         4/1/09               1,745            1,666
  Charter Communications Holdings, LLC                 10.750%        10/1/09               1,505            1,573
  Charter Communications Holdings, LLC                  9.625%        11/15/09              2,150            2,177
  Insight Communications Company, Inc.                  0.000%        2/15/11               1,940            1,154(G)
  LIN Television Corporation                            8.000%        1/15/08                 500              506
  Mediacom LLC                                          9.500%        1/15/13                 396              411
  Price Communications Wireless, Inc.                   9.125%        12/15/06              1,090            1,142
  Sinclair Broadcast Group, Inc.                        8.750%        12/15/11              1,513            1,513(B)

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Cable -- Continued
  Telemundo Holdings Inc.                               0.000%        8/15/08              $  560         $    526(G)
  Young Broadcasting Inc.                               8.500%        12/15/08                725              729(B)
                                                                                                          --------
                                                                                                            14,607
                                                                                                          --------
  Chemicals -- 5.0%
  Equistar Chemical                                    10.125%         9/1/08                 140              141
  Georgia Gulf Corporation                             10.375%        11/1/07               1,365            1,427
  Hercules Incorporated                                11.125%        11/15/07                482              494
  Huntsman International Holdings LLC                   0.000%        12/31/09              6,325            1,613(D)
  IMC Global Inc.                                       6.500%         8/1/03                 690              680
  IMC Global Inc.                                      10.875%         6/1/08               1,018            1,087
  Lyondell Chemical Company                             9.875%         5/1/07                 695              693
  Lyondell Chemical Company                             9.500%        12/15/08                410              408(B)
  MacDermid, Incorporated                               9.125%        7/15/11                 910              933
  Millennium America Incorporated                       9.250%        6/15/08                 373              379
  Noveon, Inc.                                         11.000%        2/28/11                 646              678
  OM Group, Inc.                                        9.250%        12/15/11              1,018            1,038(B)
  Terra Industries Inc.                                10.500%        6/15/05                 545              417
                                                                                                          --------
                                                                                                             9,988
                                                                                                          --------
  Commercial Services -- 0.2%
  LIN Holdings Corp.                                    0.000%         3/1/08                 470              301(G)
                                                                                                          --------
  Construction and Machinery -- 0.6%
  Better Minerals & Aggregates                         13.000%        9/15/09               1,420            1,207
                                                                                                          --------
  Consumer Products -- 0.9%
  Weight Watchers International Incorporated           13.000%        10/1/09               1,490            1,714
                                                                                                          --------
  Containers and Packaging (Paper) -- 2.5%
  Container Corporation of America                      9.750%         4/1/03                 630              646
  Four M Corporation                                   12.000%         6/1/06               1,230            1,205
  Packaging Corp. of America                            9.625%         4/1/09                 380              414
  Plastipak Holdings, Inc.                             10.750%         9/1/11               1,410            1,488(B)
  Riverwood International Corporation                  10.875%         4/1/08               1,150            1,167
                                                                                                          --------
                                                                                                             4,920
                                                                                                          --------
  Electric -- 2.6%
  L-3 Communications Corp.                             10.375%         5/1/07               1,010            1,087
  Orion Power Holdings, Inc.                           12.000%         5/1/10               1,905            2,286
  The AES Corporation                                   7.375%        6/15/03                 430              409
  The AES Corporation                                   9.500%         6/1/09               1,310            1,114
  The AES Corporation                                   9.375%        9/15/10                 375              325
                                                                                                          --------
                                                                                                             5,221
                                                                                                          --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Electronics -- 0.5%
  Amkor Technology, Inc.                               10.500%         5/1/09              $1,118         $    995
                                                                                                          --------
  Energy -- 4.5%
  Calpine Corporation                                   8.625%        8/15/10               2,695            2,412
  Calpine Corporation                                   8.500%        2/15/11                 340              304
  CMS Energy Corporation                                9.875%        10/15/07              3,100            3,249
  Ocean Energy, Inc.                                    8.375%         7/1/08               1,210            1,266
  Peabody Energy Corporation                            8.875%        5/15/08                 570              610
  Peabody Energy Corporation                            9.625%        5/15/08               1,234            1,320
                                                                                                          --------
                                                                                                             9,161
                                                                                                          --------
  Engineering and Construction -- 0.1%
  Washington Group International, Inc.                 12.000%         7/1/10               1,665              258(B,H)
                                                                                                          --------
  Entertainment -- 1.0%
  Six Flags, Inc.                                       9.500%         2/1/09               2,060            2,073
                                                                                                          --------
  Environmental Services -- 1.4%
  Allied Waste North America Incorporated               8.875%         4/1/08                 770              797
  Allied Waste North America Incorporated               8.500%        12/1/08               1,610            1,626(B)
  Allied Waste North America Incorporated              10.000%         8/1/09                 445              456
  Safety-Kleen Corp.                                    9.250%        5/15/09               4,500                1(H)
                                                                                                          --------
                                                                                                             2,880
                                                                                                          --------
  Food, Beverage and Tobacco -- 1.7%
  Cott Corporation                                      8.500%         5/1/07                 720              740
  DIMON Incorporated                                    9.625%        10/15/11              1,323            1,369(B)
  Land O' Lakes Inc.                                    8.750%        11/15/11              1,329            1,283(B)
                                                                                                          --------
                                                                                                             3,392
                                                                                                          --------
  Forest Products/Paper -- 0.5%
  Potlatch Corporation                                 10.000%        7/15/11                 960              997(B)
                                                                                                          --------
  Gaming -- 5.6%
  Anchor Gaming                                         9.875%        10/15/08                770              841
  Argosy Gaming Company                                 9.000%         9/1/11                 670              700
  Boyd Gaming Corporation                               9.250%        10/1/03                 780              794
  Harrahs Operating Company, Inc.                       7.875%        12/15/05                400              415
  Horseshoe Gaming Holding Corp.                        8.625%        5/15/09               1,480            1,530
  Mirage Resorts Incorporated                           6.625%         2/1/05                 230              230
  Mohegan Tribal Gaming Authority                       8.750%         1/1/09                 917              958
  Park Place Entertainment Corporation                  7.875%        12/15/05                240              240
  Park Place Entertainment Corporation                  8.500%        11/15/06                390              408
  Park Place Entertainment Corporation                  9.375%        2/15/07                 310              322
  Park Place Entertainment Corporation                  8.875%        9/15/08                 960              972

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Gaming -- Continued
  Station Casinos, Inc.                                 9.875%         7/1/10              $2,250         $  2,278
  Venetian Casino Resort LLC                           12.250%        11/15/04              1,625            1,625
                                                                                                          --------
                                                                                                            11,313
                                                                                                          --------
  Health Care -- 5.7%
  Alaris Medical Systems, Inc.                         11.625%        12/1/06                 550              594(B)
  Beverly Enterprises, Inc.                             9.625%        4/15/09               1,150            1,207
  DaVita, Inc.                                          9.250%        4/15/11                 720              758
  Fresenius Medical Care Capital Trust II               7.875%         2/1/08               1,550            1,554(L)
  HEALTHSOUTH Corporation                              10.750%        10/1/08                 860              945
  HEALTHSOUTH Corporation                               8.375%        10/1/11                  30               31(B)
  Magellan Health Services, Inc.                        9.000%        2/15/08               2,150            1,935
  Tenet Healthcare Corporation                          8.125%        12/1/08                 695              745
  Triad Hospitals, Inc                                  8.750%         5/1/09               1,150            1,199
  Vanguard Health Systems Inc.                          9.750%         8/1/11               2,270            2,383(B)
                                                                                                          --------
                                                                                                            11,351
                                                                                                          --------
  Homebuilding -- 2.7%
  Atrium Companies Inc.                                10.500%         5/1/09               1,685            1,550
  Pulte Homes, Inc.                                     7.875%         8/1/11                 220              219(B)
  Schuler Homes, Inc.                                   9.375%        7/15/09                 800              832(B)
  Schuler Homes, Inc.                                  10.500%        7/15/11                 640              667(B)
  The Ryland Group, Inc.                                8.000%        8/15/06               1,710            1,718
  The Ryland Group, Inc.                                9.750%         9/1/10                 350              372
                                                                                                          --------
                                                                                                             5,358
                                                                                                          --------
  Industrial Services -- 0.4%
  Holley Performance Products                          12.250%        9/15/07               1,740              870
                                                                                                          --------
  Insurance -- 1.1%
  Conseco, Inc.                                         8.750%         2/9/04               1,040              489
  Conseco, Inc.                                        10.750%        6/15/08                 450              207
  Willis Corroon Corporation                            9.000%         2/1/09               1,425            1,468
                                                                                                          --------
                                                                                                             2,164
                                                                                                          --------
  Lodging/Hotels -- 1.2%
  Extended Stay America, Inc.                           9.150%        3/15/08                 400              401
  Extended Stay America, Inc.                           9.875%        6/15/11               1,170            1,214
  HMH Properties, Inc.                                  8.450%        12/1/08                 871              814
                                                                                                          --------
                                                                                                             2,429
                                                                                                          --------
  Machinery (Diversified) -- 2.0%
  AGCO Corporation                                      9.500%         5/1/08               1,340            1,400
  Terex Corporation                                     8.875%         4/1/08               1,000              985
  Terex Corporation                                    10.375%         4/1/11                 110              115
  Terex Corporation                                     9.250%        7/15/11               1,500            1,500(B)
                                                                                                          --------
                                                                                                             4,000
                                                                                                          --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Manufacturing (Diversified) -- 1.2%
  AAF-McQuay Inc.                                       8.875%        2/15/03              $  600         $    599
  Actuant Corporation                                  13.000%         5/1/09                 630              674
  Juno Lighting, Inc.                                  11.875%         7/1/09                 520              504
  Nortek, Inc.                                          9.125%         9/1/07                 700              712
                                                                                                          --------
                                                                                                             2,489
                                                                                                          --------
  Manufacturing (Specialized) -- 0.2%
  Dresser, Inc.                                         9.375%        4/15/11                 450              459
                                                                                                          --------
  Media -- 2.8%
  AMFM Inc.                                             8.000%        11/1/08                 370              385
  Brill Media Company, LLC                             12.000%        12/15/07              3,000              810(H)
  EchoStar DBS Corporation                              9.375%         2/1/09               1,005            1,030
  Emmis Communications                                  0.000%        3/15/11               1,750            1,059(G)
  Fox Sports Networks, LLC                              8.875%        8/15/07                 510              530
  Garden State Newspapers, Inc.                         8.750%        10/1/09               1,480            1,450
  Paxson Communications Corporation                    10.750%        7/15/08                 360              378
                                                                                                          --------
                                                                                                             5,642
                                                                                                          --------
  Medical Supplies/Services -- 0.9%
  Fisher Scientific International Inc.                  9.000%         2/1/08               1,710            1,753
                                                                                                          --------
  Metals -- 0.9%
  Kaiser Aluminum & Chemical                           12.750%         2/1/03               2,500            1,822
                                                                                                          --------
  Mining -- 0.1%
  Compass Minerals Group Inc.                          10.000%        8/15/11                 112              116(B)
                                                                                                          --------
  Office Equipment and Supplies -- 0.2%
  Xerox Corporation                                     5.500%        11/15/03                400              376
                                                                                                          --------
  Oil and Gas -- 1.7%
  Amerigas Partners LP                                  8.875%        5/20/11                 380              391
  El Paso Energy Partners                               8.500%         6/1/11                 440              451
  Forest Oil Corporation                               10.500%        1/15/06                 210              224
  Forest Oil Corporation                                8.000%        6/15/08                 459              462
  Mission Resources Corporation                        10.875%         4/1/07                 870              783
  Pioneer Natural Resources Company                     9.625%         4/1/10                 915            1,013
                                                                                                          --------
                                                                                                             3,324
                                                                                                          --------
  Paper -- 0.7%
  Appleton Papers Inc.                                 12.500%        12/15/08              1,370            1,322(B)
                                                                                                          --------

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Pharmaceuticals -- 0.8%
  ICN Pharmaceuticals, Inc.                             8.750%        11/15/08             $1,370         $  1,534(B)
                                                                                                          --------
  Pharmacy Services -- 0.2%
  Express Scripts, Inc.                                 9.625%        6/15/09                 290              320
                                                                                                          --------
  Retail -- 0.6%
  Backsaver Acquisition Corp.                           9.250%        5/31/08               1,000              364(C,I)
  Relax The Back Acquisition Corp.                      9.250%        5/31/08                 429              156(C,I)
  Samsonite Corporation                                10.750%        6/15/08               1,070              749
                                                                                                          --------
                                                                                                             1,269
                                                                                                          --------
  Steel (Producers) -- 0.6%
  AK Steel Corporation                                  9.125%        12/15/06              1,200            1,230
                                                                                                          --------
  Telecommunications -- 8.3%
  AirGate PCS, Inc.                                     0.000%        10/1/09                 866              675(G)
  American Tower Corporation                            9.375%         2/1/09                 472              374
  Crown Castle International Corp.                      9.375%         8/1/11               1,540            1,417
  Dobson Communications Corporation                    10.875%         7/1/10               1,250            1,313
  EchoStar Broadband Corporation                       10.375%        10/1/07                 715              754
  EchoStar DBS Corporation                              9.125%        1/15/09                  80               80(B)
  FairPoint Communications, Inc.                        9.500%         5/1/08                 285              242
  Horizon PCS, Inc.                                     0.000%        10/1/10               1,030              536(G)
  Horizon PCS, Inc.                                    13.750%        6/15/11               1,175            1,169(B)
  Insight Midwest                                      10.500%        11/1/10               1,075            1,166
  iPCS, Inc.                                            0.000%        7/15/10               1,539            1,016(G)
  Level 3 Communications, Inc.                          0.000%        3/15/10                 465              116(G)
  Nextel Communications, Inc.                           0.000%        10/31/07              1,250              886(G)
  Nextel Communications, Inc.                           9.375%        11/15/09                749              580
  Nextel Communications, Inc.                           5.250%        1/15/10               1,930            1,165(E)
  Spectrasite Holdings, Inc.                            0.000%        3/15/10               2,430              595(G)
  TeleCorp PCS, Inc.                                   10.625%        7/15/10               1,625            1,857
  Tritel PCS, Inc.                                     10.375%        1/15/11               1,280            1,450
  Ubquitel Operating Company                            0.000%        4/15/10               1,100              589(G)
  VoiceStream Wireless Corporation                     10.375%        11/15/09                595              679
                                                                                                          --------
                                                                                                            16,659
                                                                                                          --------
  Textiles (Apparel) -- 0.9%
  The William Carter Company                           10.875%        8/15/11               1,600            1,712(B)
                                                                                                          --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                        Rate         Maturity Date          Par            Value
------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Transportation -- 2.0%
  Avis Group Holdings, Inc.                            11.000%         5/1/09              $2,610         $  2,785
  Kansas City Southern Railway                          9.500%        10/1/08               1,130            1,232
                                                                                                          --------
                                                                                                             4,017
                                                                                                          --------
Total Corporate Bonds and Notes (Identified
  Cost -- $169,713)                                                                                        153,507
------------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 13.1%
  Banking and Finance -- 1.9%
  Trizec Finance Ltd.                                  10.875%        10/15/05              2,340            2,387
  Yell Finance BV                                      10.750%         8/1/11               1,260            1,348
                                                                                                          --------
                                                                                                             3,735
                                                                                                          --------
  Cable -- 1.5%
  Diamond Cable Communications Plc                     11.750%        12/15/05              1,650              487
  Rogers Communications, Inc.                           8.875%        7/15/07               1,175            1,196
  Telewest Communications plc                           9.625%        10/1/06               1,520            1,056
  Telewest Communications plc                          11.000%        10/1/07                 510              362
                                                                                                          --------
                                                                                                             3,101
                                                                                                          --------
  Cable and Media -- 0.4%
  Callahan Nordrhein Westfalen                          0.000%        7/15/10               3,000              705(G)
                                                                                                          --------
  Chemicals -- 0.7%
  Avecia Group plc                                     11.000%         7/1/09               1,440            1,368
                                                                                                          --------
  Electric -- 0.4%
  AES Drax Holdings Ltd.                               10.410%        12/31/20                890              782
                                                                                                          --------
  Electronics -- 0.2%
  Flextronics International Ltd.                        9.875%         7/1/10                 437              459
                                                                                                          --------
  Energy -- 0.9%
  Calpine Canada Energy Finance                         8.500%         5/1/08               2,050            1,840
                                                                                                          --------
  Entertainment -- 0.3%
  Alliance Atlantis Communications Inc.                13.000%        12/15/09                499              539
                                                                                                          --------
  Forestry -- 1.9%
  Ainsworth Lumber Co. Ltd.                            12.500%        7/15/07               2,520            2,419
  Tembec Industries, Inc.                               8.500%         2/1/11               1,410            1,452
                                                                                                          --------
                                                                                                             3,871
                                                                                                          --------

                                                        Rate         Maturity Date       Par/Shares        Value
------------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Media -- 1.3%
  British Sky Broadcasting Group plc                    7.300%        10/15/06             $  475         $    485
  British Sky Broadcasting Group plc                    6.875%        2/23/09                 663              636
  Quebecor Media Inc.                                  11.125%        7/15/11               1,350            1,441
                                                                                                          --------
                                                                                                             2,562
                                                                                                          --------
  Office Equipment and Supplies -- 0.1%
  Xerox Capital Europe Plc                              5.875%        5/15/04                 313              288
                                                                                                          --------
  Oil and Gas -- 0.6%
  Triton Energy Limited                                 8.875%        10/1/07               1,190            1,303
                                                                                                          --------
  Paper -- 0.6%
  Norske Skog Canada Limited                            8.625%        6/15/11               1,070            1,107(B)
                                                                                                          --------
  Services -- 0.5%
  Compagnie Generale de Geophysique SA                 10.625%        11/15/07                967              991
                                                                                                          --------
  Telecommunications -- 0.6%
  Global Crossing Holdings Ltd.                         9.500%        11/15/09              1,272              127(M)
  Microcell Telecommunications Inc.                    14.000%         6/1/06                 140              121
  Rogers Wireless Communications Inc.                   9.625%         5/1/11                 860              889
                                                                                                          --------
                                                                                                             1,137
                                                                                                          --------
  Transportation -- 1.2%
  Gearbulk Holding Ltd.                                11.250%        12/1/04                 720              731
  Teekay Shipping Corporation                           8.875%        7/15/11                 375              384(B)
  Teekay Shipping Corporation                           8.875%        7/15/11               1,270            1,302
                                                                                                          --------
                                                                                                             2,417
                                                                                                          --------
Total Yankee Bonds (Identified Cost -- $28,884)                                                             26,205
------------------------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
  Food -- N.M.
  International Fast Food Corporation                                                          40shs            10(J)
                                                                                                          --------
Total Common Stocks (Identified Cost -- $2,789)                                                                 10
------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 3.1%
  Cable -- 1.3%
  Cablevision Systems Corporation                      11.130%                                 20            2,111
  Cablevision Systems Corporation                      11.750%                                  5              545
                                                                                                          --------
                                                                                                             2,656
                                                                                                          --------
  Industrial -- 0.1%
  High Voltage Engineering Corporation                 13.500%                                  6              246(F)
                                                                                                          --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                        Rate         Maturity Date       Shares/Par        Value
------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- Continued
  Media -- 1.2%
  Paxson Communications Corporation                    12.500%                              0.140shs      $    131(F)
  Paxson Communications Corporation                    13.250%                              0.171            1,526(F)
  Sinclair Broadcast Group, Inc.                       11.630%                                  6              608
                                                                                                          --------
                                                                                                             2,265
                                                                                                          --------
  Telecommunications -- 0.5%
  Intermedia Communications, Inc.                      13.500%                                 10            1,064(F)
  IXC Communications, Inc.                             12.500%                              0.003                2
                                                                                                          --------
                                                                                                             1,066
                                                                                                          --------
Total Preferred Stocks (Identified Cost -- $12,407)                                                          6,233
------------------------------------------------------------------------------------------------------------------
Warrants -- 0.0%
  Horizon PCS, Inc.                                                                             2wts            77(B,J)
  Next Generation Network, Inc.                                                                16                0(J)
  V2 Music Holdings plc                                                                         7                0(B,J)
  V2 Music Holdings plc                                                                         6                0(B,K,J)
                                                                                                          --------
Total Warrants (Identified Cost -- $348)                                                                        77
                                                                                                          --------
Total Long-Term Securities
  (Identified Cost -- $214,141)                                                                            186,032
------------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 4.6%
Corporate Bonds and Notes -- 0.9%
  Kaiser Aluminum & Chemical                            9.875%        2/15/02              $  690              687
  The AES Corporation                                   8.750%        12/15/02              1,137            1,120
                                                                                                          --------
                                                                                                             1,807
                                                                                                          --------
Yankee Bonds(A) -- 0.5%
  Xerox Capital Europe Plc                              5.750%        5/15/02               1,140            1,125
                                                                                                          --------
Repurchase Agreements -- 3.2%
  Lehman Brothers, Inc.
    1.55%, dated 12/31/01, to be repurchased at
    $3,396 on 1/2/02 (Collateral: $3,520 Fannie Mae
    notes, 5%, due 12/26/06, value $3,464)                                                  3,396            3,396

  Merrill Lynch Government Securities, Inc.
    1.75%, dated 12/31/01, to be repurchased at
    $3,000 on 1/2/02 (Collateral: $10,330 Resolution
    Funding Corp. principal-only securities, 0%, due
    1/15/21, value $3,060)                                                                  3,000            3,000
                                                                                                          --------
                                                                                                             6,396
                                                                                                          --------
Total Short-Term Securities (Identified
  Cost -- $9,335)                                                                                            9,328
------------------------------------------------------------------------------------------------------------------
Total Investments -- 97.4% (Identified Cost -- $223,476)                                                   195,360
Other Assets Less Liabilities -- 2.6%                                                                        5,185
                                                                                                          --------

NET ASSETS -- 100.0%                                                                                      $200,545
                                                                                                          ========


------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  21,614 Primary Class shares outstanding                                                                 $351,617
     145 Institutional Class shares outstanding                                                              1,759
Undistributed net investment income                                                                            219
Accumulated net realized gain/(loss) on investments, options and futures                                  (124,934)
Unrealized appreciation/(depreciation) of investments, options and futures                                 (28,116)
                                                                                                          --------

NET ASSETS -- 100.0%                                                                                      $200,545
                                                                                                          ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                              $9.22
                                                                                                          ========
  INSTITUTIONAL CLASS                                                                                        $9.20
                                                                                                          ========
------------------------------------------------------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 15.2% of net assets.

(C) Private placement.

(D) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) Convertible security -- Security may be converted into common stock of the company.

(F) Pay-In-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(G) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Bond is in default at December 31, 2001.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J) Non-income producing.

(K) Denominated in British pounds.

(L) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(M) Bond is in default subsequent to December 31, 2001.

N.M. -- Not meaningful.

See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                                            Year Ended 12/31/01
                                                         ---------------------------------------------------------
                                                          U.S. Government    Investment Grade
                                                         Intermediate-Term        Income            High Yield
                                                             Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                      $17,400             $15,595            $ 23,533
Dividends                                                         254                  --               1,422
                                                              -------             -------            --------
      Total income                                             17,654              15,595              24,955
                                                              -------             -------            --------

Expenses:
Management fee                                                  1,598               1,357               1,461
Distribution and service fees                                   1,420               1,125               1,118
Audit and legal fees                                               41                  48                 400
Custodian fee                                                     127                 171                 132
Directors' fees                                                    10                   6                   7
Registration fees                                                  26                  33                  56
Reports to shareholders                                            24                  20                  33
Transfer agent and shareholder servicing expense                  107                 106                 170
Other expenses                                                     11                  10                  11
                                                              -------             -------            --------
                                                                3,364               2,876               3,388
      Less fees waived                                           (494)               (621)                 --
                                                              -------             -------            --------
      Total expenses, net of waivers                            2,870               2,255               3,388
                                                              -------             -------            --------
NET INVESTMENT INCOME                                          14,784              13,340              21,567
                                                              -------             -------            --------

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
      Investments                                               3,078               1,111             (74,901)
      Options                                                    (119)                (60)                 --
      Futures                                                  (1,682)             (1,201)                 --
                                                              -------             -------            --------
                                                                1,277                (150)            (74,901)
                                                              -------             -------            --------
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                               (256)              2,336              52,476
                                                              -------             -------            --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS          1,021               2,186             (22,425)
------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                $15,805             $15,526            $   (858)
------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                  U.S. Government            Investment Grade                  High
                                                 Intermediate-Term                Income                       Yield
                                                     Portfolio                   Portfolio                   Portfolio
                                             ---------------------------------------------------------------------------------
                                                    Years Ended                 Years Ended                 Years Ended
                                              12/31/01      12/31/00      12/31/01      12/31/00      12/31/01      12/31/00
------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                         $ 14,784      $ 17,436      $ 13,340      $ 12,662      $ 21,567      $  31,581

Net realized gain/(loss) on investments,
  options and futures                            1,277        (2,207)         (150)       (1,778)      (74,901)       (50,468)

Change in unrealized
  appreciation/(depreciation) of
  investments, options and futures                (256)       11,643         2,336         5,342        52,476        (32,643)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                    15,805        26,872        15,526        16,226          (858)       (51,530)

Distributions to shareholders:
  From net investment income:
      Primary Class                            (14,393)      (16,849)      (13,303)      (12,683)      (21,555)       (30,345)
      Institutional Class                         (366)         (554)          (73)          (37)         (120)           (70)

  From net realized gain on investments             --            --            --            --            --        (31,988)

Change in net assets from Fund share
  transactions:
      Primary Class                             26,899       (34,745)       58,166         7,884         3,849        (43,653)
      Institutional Class                          482        (2,616)          580           583           787            259
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                            28,427       (27,892)       60,896        11,973       (17,897)      (157,327)

Net Assets:
Beginning of year                              279,391       307,283       195,826       183,853       218,442        375,769
------------------------------------------------------------------------------------------------------------------------------
End of year                                   $307,818      $279,391      $256,722      $195,826      $200,545      $ 218,442
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $     46      $     --      $     75      $     41      $    219      $     (25)
------------------------------------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for an Institutional Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Investment Operations
                                                           -------------------------------------------------
                                               Net Asset      Net          Net Realized and
                                                Value,     Investment   Unrealized Gain/(Loss)    Total From
                                               Beginning    Income/         on Investments,       Investment
                                                of Year      (Loss)       Options and Futures     Operations
------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
Years Ended Dec. 31,
      2001                                      $10.27       $ .58(A)           $  .05              $  .63
      2000                                        9.92         .67(A)              .35                1.02
      1999                                       10.51         .59(A)             (.59)                 --
      1998                                       10.40         .61(A)              .11                 .72
      1997                                       10.31         .65(A)              .09                 .74

Investment Grade Portfolio
Years Ended Dec. 31,
      2001                                      $ 9.97       $ .66(B)           $  .14              $  .80
      2000                                        9.79         .71(B)              .19                 .90
      1999                                       10.52         .66(B)             (.70)               (.04)
      1998                                       10.59         .66(B)              .12                 .78
      1997                                       10.22         .71(B)              .37                1.08

High Yield Portfolio
Years Ended Dec. 31,
      2001                                      $10.18       $1.01              $(1.00)             $  .01
      2000                                       14.97        1.41               (3.47)              (2.06)
Period From March 8 to Dec. 31,
      1999                                       15.98         .89                (.92)               (.03)
Period Ended Jan. 28,
      1999                                       14.67         .08                 .72                 .80
Period Ended Dec. 31,
      1998(E)                                    16.85         .86               (1.98)              (1.12)
------------------------------------------------------------------------------------------------------------

(A)Net of fees waived by LMFA for expenses in excess of voluntary limitations of 0.50% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each year ended December 31 would have been as follows: 2001, 0.63%; 2000, 0.65%; 1999, 0.66%; 1998, 0.65%; and 1997, 0.66%.

(B)Net of fees waived by LMFA for expenses in excess of voluntary limitations of 0.50% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each year ended December 31 would have been as follows: 2001, 0.74%; 2000, 0.79%; 1999, 0.77%; 1998, 0.80%; and 1997, 0.82%.

(C)Not annualized.

(D)Annualized.

(E)For the period May 5, 1998 (commencement of operations) to December 31, 1998.

See notes to financial statements.

                      Distributions                                        Ratios/Supplemental Data
    --------------------------------------------------               ------------------------------------
                   Tax      From Net                     Net Asset                         Net Investment
     From Net    Return     Realized                      Value,               Expenses    Income/(Loss)
    Investment     of        Gain on         Total        End of     Total    to Average      Average
      Income     Capital   Investments   Distributions     Year      Return   Net Assets     Net Assets
---------------------------------------------------------------------------------------------------------
      $ (.58)        --      $   --         $ (.58)       $10.32       6.30%      .46%(A)       5.63%(A)
        (.67)        --          --           (.67)        10.27      10.64%      .46%(A)       6.66%(A)
        (.59)        --          --           (.59)         9.92        .04%      .47%(A)       5.84%(A)
        (.60)      (.01)         --           (.61)        10.51       7.16%      .46%(A)       5.85%(A)
        (.64)      (.01)         --           (.65)        10.40       7.45%      .45%(A)       6.40%(A)

      $ (.66)        --      $   --         $ (.66)       $10.11       8.16%      .47%(B)       6.50%(B)
        (.72)        --          --           (.72)         9.97       9.63%      .48%(B)       7.32%(B)
        (.66)        --        (.03)          (.69)         9.79       (.33)%     .46%(B)       6.59%(B)
        (.66)        --        (.19)          (.85)        10.52       7.57%      .45%(B)       6.24%(B)
        (.71)        --          --           (.71)        10.59      10.95%      .43%(B)       6.87%(B)

      $ (.99)        --      $   --         $ (.99)       $ 9.20       (.06)%     .97%         10.20%
       (1.34)        --       (1.39)         (2.73)        10.18     (15.99)%    1.03%         10.98%
        (.98)        --          --           (.98)        14.97       (.20)%(C)     .82%(D)      7.19%(D)
        (.04)        --          --           (.04)        15.43       5.47%(C)     .81%(D)      7.17%(D)
       (1.05)        --        (.01)         (1.06)        14.67      (6.91)%(C)     .79%(D)      8.68%(D)
---------------------------------------------------------------------------------------------------------

      Ratios/Supplemental Data
     ---------------------------

     Portfolio     Net Assets,
     Turnover      End of Year
       Rate      (in thousands)
---  ---------------------------
        535%         $7,221
        248%          6,723
        979%          9,076
        356%          7,340
        252%          7,914
        131%         $1,424
         94%            839
        145%            238
        279%            255
        259%            252
        130%         $1,331
         45%            673
         78%(D)         673
        116%(D)           0
        107%             65
---

Notes to Financial Statements
Legg Mason Income Trust, Inc.

(Amounts in Thousands)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 2001, $520, or 0.26%, of the High Yield Portfolio's net assets were valued by management at fair value in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the Institutional Class's total return for the period from May 5, 1998 (inception date of the Institutional Class) to December 31, 1998, would have been -4.83%.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. Prior to January 1, 2001, Government Intermediate, Investment Grade and High Yield did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase of $33, $34, and $258 in cost of securities and a corresponding decrease of $33, $34, and $258 in net unrealized appreciation/(depreciation) for Government Intermediate, Investment Grade and High Yield, respectively, based on securities held by the Funds on January 1, 2001.

  The effect of this change for the year ended December 31, 2001, was to increase net investment income by $110, $251, and $157; decrease net unrealized appreciation/(depreciation) by $74, $95, and $103; and decrease net realized gains/(losses) by $36, $156, and $54 for Government Intermediate, Investment Grade and High Yield, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are

--------------------------------------------------------------------------------

determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2001, accrued dividends payable were as follows: Government Intermediate, $64; Investment Grade, $48; and High Yield, $154. There were no capital gain distributions payable at December 31, 2001.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                              Receivable for            Payable for
                              Securities Sold       Securities Purchased
------------------------------------------------------------------------
Government Intermediate            $ --                    $4,988
Investment Grade                    195                     2,186
High Yield                           --                        --

Investment Transactions

  For the year ended December 31, 2001, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate        $1,211,533         $ 38,632         $1,164,673         $ 38,412
Investment Grade                  231,556           52,668            209,121           54,730
High Yield                         13,867          259,824             14,015          257,713

Use of Estimates

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the year ended December 31, 2001, were characterized as follows for tax purposes:

                            Government        Investment        High
                           Intermediate         Grade           Yield
----------------------------------------------------------------------
Ordinary income              $14,759           $13,375         $21,675
                             -------           -------         -------
Total distributions          $14,759           $13,375         $21,675
                             =======           =======         =======

--------------------------------------------------------------------------------

  The tax basis components of net assets at December 31, 2001, were as follows:

                                                  Government        Investment
                                                 Intermediate         Grade          High Yield
-----------------------------------------------------------------------------------------------
Unrealized appreciation                            $  4,828          $  6,465        $   5,823
Unrealized depreciation                              (3,007)           (5,078)         (36,044)
                                                   --------          --------        ---------
Net unrealized appreciation/(depreciation)            1,821             1,387          (30,221)
Undistributed ordinary income                            41                67               --
Capital loss carryforwards                          (13,697)           (7,413)        (122,610)
Paid-in capital                                     319,653           262,681          353,376
                                                   --------          --------        ---------
Net assets                                         $307,818          $256,722        $ 200,545
                                                   ========          ========        =========

  Pursuant to federal income tax regulations applicable to investment companies, the Funds elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 in the amount of $1,011 for Government Intermediate, $368 for Investment Grade, and $2,057 for High Yield. The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at December 31, 2001, were as follows:
Government Intermediate, $3,194 which expires in 2002, $699 which expires in 2003, $4,880 which expires in 2007, and $4,924 which expires in 2008; Investment Grade, $5,363 which expires in 2007 and $2,050 which expires in 2008; and High Yield, $38,887 which expires in 2008 and $83,723 which expires in 2009.

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

                                      Government    Investment   High
                                     Intermediate     Grade      Yield
----------------------------------------------------------------------
Undistributed net investment income      $(12)         $36       $ 94
Accumulated realized gain/(loss)           12          (36)        --
Paid-in capital                            --           --        (94)

  At December 31, 2001, the cost of investments for federal income tax purposes was $307,816 for Government Intermediate, $254,123 for Investment Grade, and $225,582 for High Yield.

3. Repurchase Agreements:

  All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

  As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

--------------------------------------------------------------------------------

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

            PURCHASED OPTION:               IMPACT ON THE FUND:
The option expires                          Realize a loss in the amount of the cost of the option.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss depending on whether the proceeds
sale transaction                            from the closing sale transaction are greater or less than the cost of the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a call option            The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a put option             Realize a gain or loss from the sale of the underlying
                                            security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
--------------------------------------------------------------------------------------------------------
WRITTEN OPTION:                             IMPACT ON THE FUND:
The option expires                          Realize a gain equal to the amount of the premium received.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss without regard to any unrealized gain
purchase transaction                        or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium
                                            received when the option was written.
--------------------------------------------------------------------------------------------------------
A written call option is exercised by the   Realize a gain or loss from the sale of the underlying
option purchaser                            security. The proceeds of that sale will be increased by the premium originally received when the option was written.
--------------------------------------------------------------------------------------------------------
A written put option is exercised by the    The amount of the premium originally received will reduce
option purchaser                            the cost of the security that the Fund purchased when the
                                            option was exercised.
--------------------------------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the year ended December 31, 2001, was as follows:

                                               Calls                   Puts
                                        --------------------   --------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2000        --     $  --           --     $  --
Options written                           86,145       345       86,095       185
Options closed                           (86,055)     (277)     (28,095)      (71)
Options expired                              (90)      (68)     (58,000)     (114)
Options exercised                             --        --           --        --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2001        --     $  --           --     $  --
===================================================================================

--------------------------------------------------------------------------------

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2001, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

5. Financial Instruments:

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At December 31, 2001, High Yield had no open forward currency exchange contracts.

6. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows

--------------------------------------------------------------------------------

annual rates of management fees, expense limits and their expiration dates, management fees waived, and management fees payable for each Fund:

                                                                       Year Ended
                                                                    December 31, 2001   At December 31, 2001
                                                                    -----------------   --------------------
                                                       Expense         Management            Management
                         Management    Expense       Limitation           Fees                  Fees
         Fund               Fee       Limitation   Expiration Date       Waived               Payable
------------------------------------------------------------------------------------------------------------
Government Intermediate                            April 30, 2002,        $494                  $102
  -- Primary Class         0.55%        1.00%       or until net
  -- Institutional         0.55%        0.50%       assets reach
    Class                                           $500 million
Investment Grade                                   April 30, 2002,         621                    69
  -- Primary Class         0.60%        1.00%       or until net
  -- Institutional         0.60%        0.50%       assets reach            --                    --
    Class                                           $250 million
High Yield                                               --                 --                   113
  -- Primary Class         0.65%        None
  -- Institutional         0.65%        None
    Class

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Investment Grade and 77% for High Yield. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                 At December 31, 2001
                                                               ------------------------
                              Distribution       Service       Distribution and Service
                                  Fee              Fee               Fees Payable
---------------------------------------------------------------------------------------
Government Intermediate          0.25%            0.25%                  $127
Investment Grade                 0.25%            0.25%                   108
High Yield                       0.25%            0.25%                    86

  LM Fund Services, Inc. has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended December 31, 2001: Government Intermediate, $45; Investment Grade, $41; and High Yield, $62.

  LMFA, the Adviser and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

7. Line of Credit:

  The Funds participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2001, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

8. Fund Share Transactions:

  At December 31, 2001, there were 1,000,000 shares authorized at .001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                             Reinvestment
                                           Sold            of Distributions
                                  ----------------------   ----------------
                                   Shares       Amount     Shares   Amount
---------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2001        9,072   $   94,283    1,213   $12,542
  Year Ended December 31, 2000        4,547       45,528    1,478    14,807
-- Institutional Class
  Year Ended December 31, 2001          951   $    9,872       34   $   354
  Year Ended December 31, 2000          226        2,267       46       461

Investment Grade
-- Primary Class
  Year Ended December 31, 2001        9,215   $   93,914    1,175   $11,918
  Year Ended December 31, 2000        5,016       49,001    1,169    11,403
-- Institutional Class
  Year Ended December 31, 2001          210   $    2,142        6   $    60
  Year Ended December 31, 2000           58          564        2        19

High Yield
-- Primary Class
  Year Ended December 31, 2001        6,437   $   65,020    1,798   $17,608
  Year Ended December 31, 2000        3,999       52,775    4,185    52,379
-- Institutional Class
  Year Ended December 31, 2001          350   $    3,593       12   $   117
  Year Ended December 31, 2000           18          200       11       135
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Repurchased             Net Change
                                  ------------------------   -----------------
                                    Shares       Amount      Shares    Amount
------------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2001        (7,718)  $   (79,926)   2,567   $ 26,899
  Year Ended December 31, 2000        (9,517)      (95,080)  (3,492)   (34,745)
-- Institutional Class
  Year Ended December 31, 2001          (940)  $    (9,744)      45   $    482
  Year Ended December 31, 2000          (532)       (5,344)    (260)    (2,616)

Investment Grade
-- Primary Class
  Year Ended December 31, 2001        (4,683)  $   (47,666)   5,707   $ 58,166
  Year Ended December 31, 2000        (5,385)      (52,520)     800      7,884
-- Institutional Class
  Year Ended December 31, 2001          (159)  $    (1,622)      57   $    580
  Year Ended December 31, 2000            --            --       60        583

High Yield
-- Primary Class
  Year Ended December 31, 2001        (8,008)  $   (78,779)     227   $  3,849
  Year Ended December 31, 2000       (11,860)     (148,807)  (3,676)   (43,653)
-- Institutional Class
  Year Ended December 31, 2001          (283)  $    (2,923)      79   $    787
  Year Ended December 31, 2000            (8)          (76)      21        259
------------------------------------------------------------------------------

Report of Independent Accountants
To the Shareholders of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio; and to the Directors of Legg Mason Income Trust, Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio (comprising the Institutional Class of the Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 1, 2002

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

----------------------------------------------------------------------------------------------------------------
                                        TERM OF
                                        OFFICE
                                          AND
                         POSITION(S)    LENGTH      NUMBER OF LEGG         OTHER
                          HELD WITH     OF TIME       MASON FUNDS      DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
     NAME AND AGE           FUNDS      SERVED(A)       OVERSEEN            HELD       DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
 Curley, John F.,         Chairman     Since      Chairman and         None           Director and/or officer of
 Jr.(B)                   and          1987       Director/Trustee of                 various other Legg Mason
 Age 62                   Director                all Legg Mason                      affiliates. Retired Vice
                                                  funds (consisting                   Chairman and Director of
                                                  of 23 portfolios).                  Legg Mason, Inc. and Legg
                                                                                      Mason Wood Walker,
                                                                                      Incorporated. Formerly:
                                                                                      Director of Legg Mason
                                                                                      Fund Adviser, Inc. and
                                                                                      Western Asset Management
                                                                                      Company (each a registered
                                                                                      investment adviser).
----------------------------------------------------------------------------------------------------------------
 Gilmore, Richard G.      Director     Since      Director/Trustee of  Director of    Trustee of Pacor
 Age 74                                1990       all Legg Mason       CSS            Settlement Trust, Inc.
                                                  funds (consisting    Industries,    Formerly: Senior Vice
                                                  of 23 portfolios).   Inc.           President, Chief Financial
                                                                       (diversified   Officer and Director of
                                                                       holding        PECO Energy Co., Inc. (now
                                                                       company that   Exelon Corporation);
                                                                       makes          Director of Finance for
                                                                       seasonal       the City of Philadelphia;
                                                                       decorative     Executive Vice President
                                                                       products).     and Treasurer, Girard Bank
                                                                                      and Vice President of its
                                                                                      parent holding company,
                                                                                      the Girard Company.
----------------------------------------------------------------------------------------------------------------
 Lehman, Arnold L.        Director     Since      Director/Trustee of  None           Director of The Brooklyn
 Age 57                                1987       all Legg Mason                      Museum of Art. Formerly:
                                                  funds (consisting                   Director of The Baltimore
                                                  of 23 portfolios).                  Museum of Art.
----------------------------------------------------------------------------------------------------------------
 McGovern, Jill E.        Director     Since      Director/Trustee of  None           Chief Executive Officer of
 Age 57                                1989       all Legg Mason                      The Marrow Foundation
                                                  funds (consisting                   since 1993. Formerly:
                                                  of 23 portfolios).                  Executive Director of the
                                                                                      Baltimore International
                                                                                      Festival (1991-1993);
                                                                                      Senior Assistant to the
                                                                                      President of The Johns
                                                                                      Hopkins University
                                                                                      (1986-1990).
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                        TERM OF
                                        OFFICE
                                          AND
                         POSITION(S)    LENGTH      NUMBER OF LEGG         OTHER
                          HELD WITH     OF TIME       MASON FUNDS      DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
     NAME AND AGE           FUNDS      SERVED(A)       OVERSEEN            HELD       DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
 Rodgers, T.A.            Director     Since      Director/Trustee of  None           Principal, T.A. Rodgers &
 Age 67                                1987       all Legg Mason                      Associates (management
                                                  funds (consisting                   consulting). Formerly:
                                                  of 23 portfolios).                  Director and Vice
                                                                                      President of Corporate
                                                                                      Development, Polk Audio,
                                                                                      Inc. (manufacturer of
                                                                                      audio components).
----------------------------------------------------------------------------------------------------------------
 Fetting, Mark R.(C)      President    Since      Director of Legg     Director of    Executive Vice President
 Age 47                                2001       Mason Value Trust,   the Royce      of Legg Mason, Inc.
                                                  Inc., Legg Mason     Family of      Director and/or officer of
                                                  Special Investment   Funds          various other Legg Mason
                                                  Trust, Inc., Legg    (consisting    affiliates. Formerly:
                                                  Mason Investment     of 17          Division President and
                                                  Trust, Inc. and      portfolios).   Senior Officer of
                                                  Legg Mason Charles                  Prudential Financial
                                                  Street Trust, Inc.:                 Group, Inc. and related
                                                  President of all                    companies, including fund
                                                  Legg Mason funds                    boards and consulting
                                                  (consisting of 23                   services to subsidiary
                                                  portfolios).                        companies from 1991 to
                                                                                      2000; Partner, Greenwich
                                                                                      Associates; Vice
                                                                                      President, T. Rowe Price
                                                                                      Group, Inc.
----------------------------------------------------------------------------------------------------------------
 Duffy, Marc R.(D)        Vice         Since      Vice President and   None           Associate General Counsel
 Age 44                   President    2000       Secretary of all                    of Legg Mason Wood Walker,
                          and                     Legg Mason funds                    Incorporated. Formerly:
                          Secretary               (consisting of 23                   Senior Associate,
                                                  portfolios).                        Kirkpatrick & Lockhart LLP
                                                                                      (1996-1999); Senior
                                                                                      Counsel, Securities and
                                                                                      Exchange Commission,
                                                                                      Division of Investment
                                                                                      Management (1989-1995).
----------------------------------------------------------------------------------------------------------------
 Karpinski, Marie K.(D)   Vice         Since      Vice President and   None           Vice President and
 Age 53                   President    1987       Treasurer of all                    Treasurer of Legg Mason
                          and                     Legg Mason funds                    Fund Adviser, Inc. and
                          Treasurer               (consisting of 23                   Western Asset Funds, Inc.,
                                                  portfolios).                        Treasurer of Pacific
                                                                                      American Income Shares,
                                                                                      Inc.
----------------------------------------------------------------------------------------------------------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Mr. Curley is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(C) Mr. Fetting is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

                              Investment Manager
                              Legg Mason Fund Adviser, Inc.
                              Baltimore, MD

                              Investment Adviser
                              Western Asset Management Company
                              Pasadena, CA

                              Board of Directors and Officers
                              John F. Curley, Jr., Chairman
                              Mark R. Fetting, President
                              Richard G. Gilmore
                              Arnold L. Lehman
                              Dr. Jill E. McGovern
                              T. A. Rodgers

                              Transfer and Shareholder Servicing Agent
                              Boston Financial Data Services
                              Boston, MA

                              Custodian
                              State Street Bank & Trust Company
                              Boston, MA

                              Counsel
                              Kirkpatrick & Lockhart LLP
                              Washington, DC

                              Independent Accountants
                              PricewaterhouseCoopers LLP
                              Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                   ------------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

2/02